OTHER EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
OTHER EXPENSES
Schedule of other expenses

	01.01.2017	01.01.2016	01.01.2015
Detail	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Contingencies and Non-operating fees	5,377,190	9,959,181	8,866,661
Tax on bank debits	7,669,234	7,006,261	8,219,046
Disposal and write-off of Property, plant and equipment	3,025,497	4,800,278	3,979,594
Donations flood repairs northern Chile	—	—	214,856
Others	629,550	999,447	702,891

Total	16,701,471	22,765,167	21,983,048